Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciliation of the Numerators and Denominators of the Basic and Diluted Earnings Per Share

The following represents a reconciliation of the numerators and denominators of the basic and diluted earnings per share computation for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Numerator:
Income (loss) from continuing operations	$31,252	$(749,129)	$(1,159,135)	$(2,649,983)
Loss from discontinued operation, net of tax	-	(136,813)	-	(211,030)
Net income	$31,252	$(885,942)	$(1,159,135)	$(2,861,013)
Net loss - diluted	$31,252	$(885,942)	$(1,159,135)	$(2,861,013)

Denominator:
Weighted average common shares outstanding	1,619,611	1,593,646	1,615,739	1,579,405
Effect of dilutive shares
Preferred stock	7,000,000	-	-	-
Diluted	8,619,611	1,593,646	1,615,739	1,579,405

Net income (loss) per common share:
Basic:
Income (loss) from continuing operations	$0.02	$(0.47)	$(0.01)	$(1.68)
Loss from discontinued operations	$0.00	$(0.09)	$0.00	$(0.13)
Net income (loss)	$0.02	$(0.56)	$(0.01)	$(1.81)

Diluted
Income (loss) from continuing operations	$0.00	$(0.47)	$(0.72)	$(1.68)
Loss from discontinued operations	$0.00	$(0.09)	$0.00	$(0.13)
Net income (loss)	$0.00	$(0.56)	$(0.72)	$(1.81)

Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities

At September 30, 2025 and 2024, respectively, the Company had the following common stock equivalents, which are potentially dilutive equity securities:

	September 30,	September 30,
	2025	2024

Convertible Preferred Stock	7,000,000	2
Convertible notes	251,137	48,400
Common stock issuable	-	1,000
Warrant	51,460	5,145,943

At December 31, 2024 and 2023, respectively, the Company had the following common stock equivalents, which are potentially dilutive equity securities:

	December 31, 2024	December 31, 2023

Convertible Preferred Stock	700,000,000	700,000,000